FINANCIAL INSTRUMENTS - Total Fair Value by Underlying Risk and Balance Sheet Classification (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	$ 1,228
Liability derivatives, fair value	(4,234)
Other Current and Non-Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	1,228	$ 3,524
Other Current and Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	(4,234)	(8,175)
Interest rate
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	49
Liability derivatives, fair value	0
Foreign currency
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	1,179
Liability derivatives, fair value	(4,234)
Derivatives designated as cash flow hedges | Other Current and Non-Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	158	1,415
Derivatives designated as cash flow hedges | Other Current and Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	(536)	(2,050)
Derivatives designated as cash flow hedges | Interest rate | Other Current and Non-Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	49	471
Derivatives designated as cash flow hedges | Interest rate | Other Current and Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	0	(192)
Derivatives designated as cash flow hedges | Foreign currency | Other Current and Non-Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	109	944
Derivatives designated as cash flow hedges | Foreign currency | Other Current and Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	(536)	(1,858)
Derivatives not designated as cash flow hedges | Other Current and Non-Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	1,070	2,109
Derivatives not designated as cash flow hedges | Other Current and Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	(3,698)	(6,125)
Derivatives not designated as cash flow hedges | Foreign currency | Other Current and Non-Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives, fair value	1,070	2,109
Derivatives not designated as cash flow hedges | Foreign currency | Other Current and Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	$ (3,698)	$ (6,125)